CONCENTRATION OF RISK (Tables)	12 Months Ended
Dec. 31, 2013
Risks and Uncertainties [Abstract]
Schedules of Concentration of Risk, by Risk Factor [Table Text Block]
A substantial percentage of the Group’s sales are made to the following customer. Details of the customers accounting for 10% or more of total net revenue of continuing and discontinued operations are as follows:

	2013	2012	2011
Customer A	13%	16%	29%
Customer B	10%	9%	7%

The total amount of revenues from the customers accounting for 10% or more of total net revenue of continuing and discontinued operations are as follow:

	2013	2013	2012	2011
	USD	RMB	RMB	RMB
Customer A	82,716	500,736	785,933	1,039,896
Customer B	64,919	393,001	472,548	225,478

The customers with sales over 10% were within the Product Sales segment for the year ended December 31, 2011. Details of the accounts receivable from the customer with the largest receivable balance as of December 31, 2013 and 2012 are as follows:

	% of accounts receivable
	2013	2012
Customer A	—	15%
Customer B	16%	—

Schedule Of Concentration Of Risk Disclosure [Table Text Block]	A substantial percentage of the Group’s purchases are made from the following supplier. Details of the major supplier are as follows:
	2013	2012	2011
Supplier A	65.5%	45.7%	41.1%